Stock-based Compensation (Details Textual)			3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 23, 2020 $ / shares	Jan. 01, 2020 shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares) | shares			1,384	4,015	3,806						6,354
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares) | shares			279			0				0	6,354	1,476
Stock Issued During Period, Value, Stock Options Exercised | $												$ 68,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares											$ 1.43	$ 4.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $											$ 4,900,000	$ 5,900,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $											$ 3,800,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition											2 years 105 days
Share-based Payment Arrangement, Expense | $			$ 385,000			$ 1,057,000			$ 2,034,000	$ 3,664,000	$ 4,410,000	6,495,000
Performance Shares [Member]
Share-based Payment Arrangement, Expense | $			$ 0			$ 0			$ 300,000	$ 0	$ 0	$ 0
Subsequent Event [Member]
Reverse stock split ratio	0.0625
Subsequent Event [Member] | Granted In 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 64.80
Subsequent Event [Member] | Granted In 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 22.88
2014 Equity Incentive Plan [Member]
Common Stock Reserved For Issuance Annual Increase Percentage		4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares) | shares			408,167						408,167		317,291
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Reserved for Issuance, Incremental Percentage of Capital Stock Outstanding									4.00%		4.00%
Increase in Common Stock Reserved for Issuance (in shares) | shares		90,876
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares) | shares			1,384			0	2,454	2,650	9,205	5,104	1,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares) | shares			279			0			279	0	0	1,476
Stock Issued During Period, Value, Stock Options Exercised | $												$ 68,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $												$ 69,000
2014 Equity Incentive Plan [Member] | Subsequent Event [Member]
Increase in Common Stock Reserved for Issuance (in shares) | shares		90,876